ACQUIRED INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization of acquired intangible assets	$ 4,526	$ 4,991	$ 3,480
Impairment loss	$ 4,467	820
Carrying value of intangible assets disposed		444
Loss on disposal of intangible assets		$ 420